Investments - Schedule of continuity of investments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Investments [Abstract]
Beginning balance	$ 17,000,742	$ 981,736
Additions		15,334,694
Unrealized loss on investments	(13,431,910)	(837,822)
Foreign exchange	(702,651)	1,522,134
Ending balance	$ 2,866,181	$ 17,000,742